Revenue From Contracts With Customers -Summary Of Contract With Customer Asset And Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Customer advances and prepaid cards	¥ 136,665	$ 19,543	¥ 121,270
Deferred Income, Current	600	100	500
Total	273,260	39,076	279,276
Revenue Related To Loyalty Points [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	647	93	454
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	¥ 135,900	$ 19,400	¥ 157,552